PIMCO Funds
Supplement Dated May 15, 2026 to the
Real Return Strategy Funds Prospectus dated August 1, 2025,
as supplemented from time to time (the “Prospectus”)
Disclosure Related to PIMCO CommoditiesPLUS® Strategy Fund,
PIMCO CommodityRealReturn Strategy Fund®, and
PIMCO RealEstateRealReturn Strategy Fund
(each, a “Fund” and, collectively, the “Funds”)
Effective August 1, 2026, PIMCO CommoditiesPLUS® Strategy Fund is re‑named PIMCO CommoditiesPLUS® and Bond Alpha Fund. Therefore, effective August 1, 2026, all references to PIMCO CommoditiesPLUS® Strategy Fund in the Prospectus are replaced with PIMCO CommoditiesPLUS® and Bond Alpha Fund.
Effective August 1, 2026, PIMCO CommodityRealReturn Strategy Fund® is re‑named PIMCO Commodity and Real Return Bond Alpha Fund. Therefore, effective August 1, 2026, all references to PIMCO CommodityRealReturn Strategy Fund® in the Prospectus are replaced with PIMCO Commodity and Real Return Bond Alpha Fund.
Effective August 1, 2026, PIMCO RealEstateRealReturn Strategy Fund is re‑named PIMCO Real Estate and Real Return Bond Alpha Fund. Therefore, effective August 1, 2026, all references to PIMCO RealEstateRealReturn Strategy Fund in the Prospectus are replaced with PIMCO Real Estate and Real Return Bond Alpha Fund.
Effective August 1, 2026, the first sentence of the “Principal Investment Strategies” section of PIMCO CommoditiesPLUS® Strategy Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a combination of commodities, commodity instruments and Fixed Income Instrument investments. These instruments may include, or be represented by, forwards or derivatives such as options, futures contracts or swap agreements.
Effective August 1, 2026, the first sentence of the “Principal Investment Strategies” section of PIMCO CommodityRealReturn Strategy Fund®’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a combination of commodity instruments and Fixed Income Instrument investments. These instruments may include, or be represented by, forwards or derivatives such as options, futures contracts or swap agreements.
Effective August 1, 2026, the following is added at the beginning of the second paragraph of the “Principal Investment Strategies” section of PIMCO RealEstateRealReturn Strategy Fund’s Fund Summary in the Prospectus:
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a combination of: real estate-linked derivatives; REITs; securities of issuers in real estate-related industries (which may include preferred and/or common securities); and/or Fixed Income Instrument investments. These instruments may include, or be represented by, forwards or derivatives such as options, futures contracts or swap agreements. “Real estate” generally refers to real property, and the Fund’s real estate-related investments generally are securities or other instruments that provide direct or indirect investment exposure to real property ownership, operation, development, construction or financing.

Effective August 1, 2026, the following is added to the end of the “Fixed Income Instruments” subsection of the “Characteristics and Risks of Securities and Investment Techniques” section of the Prospectus:
“Bond” as used in the name of PIMCO CommoditiesPLUS® and Bond Alpha Fund, PIMCO Commodity and Real Return Bond Alpha Fund, and PIMCO Real Estate and Real Return Bond Alpha Fund refers to “Fixed Income Instruments.”
Effective August 1, 2026, the following is added as the last sentence of the thirteenth paragraph under “Derivatives” in the “Characteristics and Risks of Securities and Investment Techniques” section of the Prospectus:
Commodities are assets that have tangible properties, such as oil, metals, and agricultural products.
Effective August 1, 2026, the following is added to the end of the “Real Estate Investment Trusts (REITs)” subection of the “Characteristics and Risks of Securities and Investment Techniques” section of the Prospectus:
“Real estate” generally refers to real property, and the PIMCO Real Estate and Real Return Bond Alpha Fund’s real estate-related investments generally are securities or other instruments that provide direct or indirect investment exposure to real property ownership, operation, development, construction or financing.
Investors Should Retain This Supplement for Future Reference
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